UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $189,874 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      286    14249 SH       SOLE                        0        0    14249
ISHARES GOLD TRUST             ISHARES          464285105      337    24030 SH       SOLE                        0        0    24030
ISHARES INC                    MSCI PAC J IDX   464286665      568    11752 SH       SOLE                        0        0    11752
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      532    14255 SH       SOLE                        0        0    14255
ISHARES TR                     BARCLY USAGG B   464287226     2709    25769 SH       SOLE                        0        0    25769
ISHARES TR                     BARCLYS TIPS BD  464287176     1481    13564 SH       SOLE                        0        0    13564
ISHARES TR                     DJ SEL DIV INX   464287168      548    10521 SH       SOLE                        0        0    10521
ISHARES TR                     MSCI EAFE INDEX  464287465    14271   237540 SH       SOLE                        0        0   237540
ISHARES TR                     RUSL 2000 VALU   464287630      907    12028 SH       SOLE                        0        0    12028
ISHARES TR                     RUSSELL 1000     464287622     2018    27325 SH       SOLE                        0        0    27325
ISHARES TR                     RUSSELL MIDCAP   464287499     2485    22800 SH       SOLE                        0        0    22800
ISHARES TR                     RUSSELL1000VAL   464287598     1287    18743 SH       SOLE                        0        0    18743
ISHARES TR                     S&P 500 INDEX    464287200    18603   139859 SH       SOLE                        0        0   139859
ISHARES TR                     S&P 500 VALUE    464287408    19056   300999 SH       SOLE                        0        0   300999
ISHARES TR                     S&P EURO PLUS    464287861      666    15933 SH       SOLE                        0        0    15933
ISHARES TR                     S&P MIDCAP 400   464287507    23807   241184 SH       SOLE                        0        0   241184
ISHARES TR                     S&P NA NAT RES   464287374     1758    37526 SH       SOLE                        0        0    37526
ISHARES TR                     S&P SMLCAP 600   464287804      796    10824 SH       SOLE                        0        0    10824
ISHARES TR                     S&P SMLCP VALU   464287879    10030   131595 SH       SOLE                        0        0   131595
JPMORGAN CHASE & CO            COM              46625H100      796    17277 SH       SOLE                        0        0    17277
LINCOLN NATL CORP IND          COM              534187109     2760    91866 SH       SOLE                        0        0    91866
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      564    14459 SH       SOLE                        0        0    14459
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1133    18025 SH       SOLE                        0        0    18025
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      614    22732 SH       SOLE                        0        0    22732
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2006    15133 SH       SOLE                        0        0    15133
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     1483    48905 SH       SOLE                        0        0    48905
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     2846    52783 SH       SOLE                        0        0    52783
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1590    39251 SH       SOLE                        0        0    39251
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375     1027    31409 SH       SOLE                        0        0    31409
ST DJ WS REIT ETF              COM              86330E604    11284   174679 SH       SOLE                        0        0   174679
TOWER FINANCIAL CORP           COM              891769101      206    25183 SH       SOLE                        0        0    25183
US BANCORP DEL                 COM NEW          902973304      907    34328 SH       SOLE                        0        0    34328
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703      736    12145 SH       SOLE                        0        0    12145
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     3384    41274 SH       SOLE                        0        0    41274
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3177    39630 SH       SOLE                        0        0    39630
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    11378   142196 SH       SOLE                        0        0   142196
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652     1023    17329 SH       SOLE                        0        0    17329
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2302    37880 SH       SOLE                        0        0    37880
VANGUARD INDEX FDS             MID CAP ETF      922908629     5574    69196 SH       SOLE                        0        0    69196
VANGUARD INDEX FDS             REIT ETF         922908553     5668    96941 SH       SOLE                        0        0    96941
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413      643    10605 SH       SOLE                        0        0    10605
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3481    48725 SH       SOLE                        0        0    48725
VANGUARD INDEX FDS             STK MRK ETF      922908769     1284    18690 SH       SOLE                        0        0    18690
VANGUARD INDEX FDS             VALUE ETF        922908744     3059    53937 SH       SOLE                        0        0    53937
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     8604   174460 SH       SOLE                        0        0   174460
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1966    40163 SH       SOLE                        0        0    40163
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      730    14056 SH       SOLE                        0        0    14056
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866      567    10147 SH       SOLE                        0        0    10147
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     1534    41119 SH       SOLE                        0        0    41119
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2158    47860 SH       SOLE                        0        0    47860
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2841    69046 SH       SOLE                        0        0    69046
WILLIAMS COS INC DEL           COM              969457100      404    12948 SH       SOLE                        0        0    12948